Expense Example - UltraShort Latin America ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	671	1,187	2,605	281	969	1,681	3,568